Income Taxes (Details) - Schedule of a reconciliation of the federal income tax rate - Kludein I Acquisition Corp. [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of a reconciliation of the federal income tax rate [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	(28.00%)	84.90%
Transaction costs allocable to warrants	0.00%	(27.10%)
Business combination expenses	8.40%
Change in valuation allowance	5.50%	(78.90%)
Income tax provision	6.90%	0.00%